Inventories	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Inventories
13.	INVENTORIES

	December 31, 2021	December 31, 2022
	NT$	NT$
	(In Millions)	(In Millions)
Finished goods	$32,562.8	$54,818.4
Work in process	137,700.4	125,661.9
Raw materials	11,111.1	20,389.1
Supplies and spare parts	11,728.0	20,279.7

	$193,102.3	$221,149.1

Write-down of inventories to net realizable value and reversal of write-down of inventories resulting from the increase in net realizable value were included in the cost of revenue during reporting period. The amounts are illustrated below:

	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Inventory losses	$3,664.5	$533.0	$4,689.1